Consolidated statement of changes in equity - EUR (€) € in Millions		Total	Total shareholders‘ equity	Share capital	Share premium	Foreign currency translation	Fair value through OCI reserve [2]	Equity-settled share-based payments reserve	Equity component of convertible bonds	Accumulated deficits	Non-controlling interest
Equity at beginning of period at Dec. 31, 2018		€ 143	€ 143	€ 2	€ 250	€ (3)		€ 5		€ (111)
Equity at beginning of period (Initial application of IFRS 16) at Dec. 31, 2018		(1)	(1)							(1)
Equity at beginning of period (Currently stated) at Dec. 31, 2018		142	142	2	250	(3)		5		(112)
Total comprehensive (loss) / income		(105)	(105)			16				(121)
Issuance of shares		430	430	0	430
Issuance of shares related to business combination		653	653	1	652
Transaction costs		(12)	(12)		(12)
Issuance of convertible bonds		23	23						€ 23
Share-based payments	[1]	3	3	0	4			(1)
Equity at end of period at Dec. 31, 2019		1,134	1,134	3	1,324	13		4	23	(233)
Total comprehensive (loss) / income		(204)	(204)			(357)	€ 323			(170)
Issuance of shares		400	400	0	400
Issuance of shares related to business combination		7,112	7,107	3	7,104						€ 5
Transaction costs		(31)	(31)		(31)
Issuance of convertible bonds		51	51						51
Share-based payments	[1]	24	24	0	4			20
Equity at end of period at Dec. 31, 2020		8,486	8,481	6	8,801	(344)	323	24	74	(403)	5
Total comprehensive (loss) / income		(312)	(299)			717				(1,016)	(13)
Issuance of shares		400
Issuance of shares related to business combination		4,780	4,780	3	4,637			140
Transaction costs		(33)	(33)		(33)
Issuance of convertible bonds		139	139						139
Deferred tax on convertible bonds		15	15						15
Share-based payments		72	72	0	45			24		3
Transfer to accumulated deficits							€ (323)			323
Direct equity movements from associates		(79)	(79)							(79)
Other		4	4							4
Equity at end of period at Dec. 31, 2021		€ 13,042	€ 13,050	€ 9	€ 13,450	€ 373		€ 188	€ 198	€ (1,168)	€ (8)

[1]	In 2020, Just Eat Takeaway.com changed its accounting policy to present share options exercised as part of share premium instead of accumulated deficits
[2]	Fair value gain on our investment in Just Eat prior to obtaining control, refer to Note 11 Business combinations